Significant Accounting Policies (Details) - Schedule of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,050,494	$ 221,961
Restricted deposits	32,692	33,569
Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$ 2,083,186	$ 255,530	$ 49,126	$ 54,371